Employee compensation and benefits - Key actuarial assumptions for the principal plan (Details) - Pension Plan - Principal plan	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Discount rate	2.00%	2.80%
Inflation rate	3.10%	3.40%
Rate of increase for pensions	2.90%	3.10%
Rate of pay increase	3.65%	3.65%